POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED FEBRUARY 27, 2015 TO THE

SUMMARY PROSPECTUS DATED AUGUST 29, 2014 OF:

PowerShares Fundamental Pure Large Core Portfolio

PowerShares Fundamental Pure Mid Core Portfolio

PowerShares Fundamental Pure Mid Growth Portfolio

PowerShares Fundamental Pure Mid Value Portfolio

PowerShares Fundamental Pure Small Core Portfolio

PowerShares Fundamental Pure Small Growth Portfolio

PowerShares Fundamental Pure Small Value Portfolio

Effective immediately, the table within the section titled “Management of the Fund-Portfolio Managers” for each Fund referenced above is deleted and replaced with the following:

“Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser and Vice President of the Trust	June 2007

Michael Jeanette	Vice President and Senior Portfolio Manager of the Adviser	August 2008

Jonathan Nixon	Vice President and Portfolio Manager of the Adviser	August 2013

Brian Picken	Vice President and Portfolio Manager of the Adviser	August 2010

Theodore Samulowitz	Vice President and Portfolio Manager of the Adviser	February 2015

Tony Seisser	Vice President and Portfolio Manager of the Adviser	August 2014”

Please Retain This Supplement for Future Reference.

P-PS-SUMPRO-1 COMBO-2 SUP-1 022715